DEBT - Debt Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Borrowings [abstract]
Beginning balance at January 1	$ 35,000	$ 35,000
Borrowings/additions	0	35,000
Repayments	0	(35,000)
Ending balance at December 31	$ 35,000	$ 35,000